Segment Information (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Information [Abstract]
Schedule of Reportable Segments
The following table presents information about the Company’s reportable segment for the three and nine months ended March 31, 2026 and 2025:

	For the Three Months Ended March 31,		For the Nine Months Ended March 31,
	2026	2025	2026	2025
	$	$	$	$
Operating Expenses
Research and development	1,022,630	425,370	2,222,732	2,243,948
General and administrative	1,742,016	1,584,393	4,304,323	4,155,493
Amortization and depreciation	51,707	51,706	156,912	158,289
Foreign exchange loss (gain)	23,168	22,165	62,026	50,608

Total operating expenses	2,839,521	2,083,634	6,745,993	6,608,338
Other Income (Expense)
Interest and other income	47,770	16,565	215,914	104,195
Finance expense	—	—	—	(351,549)

Net loss from continuing operations before taxes	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)
Income tax expense	—	—	—	—

Net loss from continuing operations	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)

The following table presents information about the Company’s reportable segments for the years ended June 30, 2025 and 2024:

	Year Ended June 30,
	2025			2024
	InMed	BayMedica	Total	InMed	BayMedica	Total
	$	$	$	$	$	$
Sales	—	4,942,633	4,942,633	—	4,597,730	4,597,730
Cost of sales	—	(3,236,047)	(3,236,047)	—	(3,496,817)	(3,496,817)
Operating expenses	(8,474,641)	(1,178,411)	(9,653,052)	(8,400,411)	(896,853)	(9,297,264)
Other income (expense)	155,882	—	155,882	532,782	(4,881)	527,901
Finance Expense	(371,549)	—	(371,549)	—	—	—
(Loss) income before income taxes	(8,690,308)	528,175	(8,162,133)	(7,867,629)	199,179	(7,668,450)

Unrestricted cash	10,684,376	391,495	11,075,871	5,669,113	902,497	6,571,610